Investment Risks	Oct. 30, 2026
VistaShares Shield(TM) International Enhanced Protection ETF | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

For each Fund, the risk disclosure “Underlying ETF Risk” under the heading “Principal Investment Risks” and, solely with respect to the Funds, the corresponding disclosure under “Additional Information About the Funds - Principal Risks of Investing in the Funds” are supplemented by the addition of the following:

An Underlying ETF that follows an indexing strategy generally does not take temporary defensive positions when markets decline. The Underlying ETF’s investment results may differ from those of the benchmark index it seeks to follow because of expenses, transaction costs and differences in portfolio composition. Changes to, or errors in, that benchmark may adversely affect the Underlying ETF and, in turn, the Fund’s investments that reference shares of the Underlying ETF.

VistaShares Shield(TM) International Enhanced Protection ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

For each Fund, the second sentence of the risk disclosure “Active Management Risk” under the heading “Principal Investment Risks” is amended and restated as follows:

The Fund’s performance may differ significantly from the performance of the Underlying ETF.

VistaShares Shield(TM) Emerging Markets Enhanced Protection ETF | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

For each Fund, the risk disclosure “Underlying ETF Risk” under the heading “Principal Investment Risks” and, solely with respect to the Funds, the corresponding disclosure under “Additional Information About the Funds - Principal Risks of Investing in the Funds” are supplemented by the addition of the following:

An Underlying ETF that follows an indexing strategy generally does not take temporary defensive positions when markets decline. The Underlying ETF’s investment results may differ from those of the benchmark index it seeks to follow because of expenses, transaction costs and differences in portfolio composition. Changes to, or errors in, that benchmark may adversely affect the Underlying ETF and, in turn, the Fund’s investments that reference shares of the Underlying ETF.

VistaShares Shield(TM) Emerging Markets Enhanced Protection ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

For each Fund, the second sentence of the risk disclosure “Active Management Risk” under the heading “Principal Investment Risks” is amended and restated as follows:

The Fund’s performance may differ significantly from the performance of the Underlying ETF.